Statement of Changes in Net Assets Available for Benefits - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Investment Income:
Interest and dividends	$ 1,738,590
Net appreciation in fair value of investments	4,001,638
Net Investment Income	5,740,228
Interest Income on participant loans	40,915
Contributions:
Participants, net	2,206,221
Participant rollovers	527,118
Total Contributions	2,733,339
Total Additions	8,514,482
Deductions:
Benefits paid to participants	3,530,000
Administrative expenses	13,180
Total Deductions	3,543,180
Net Increase in Assets Available for Benefits	4,971,302
Net Assets Available for Benefits, Beginning of Year	40,181,134
Net Assets Available for Benefits, End of Year	$ 45,152,436